Debt Obligations (Future maturities of long-term debt) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
2015	$ 1,050
2016	314
2017	1,228
2018	1,155
2019	4,262
Thereafter	17,692
Long-term Debt	25,981	$ 20,398
Excluding unamortized premiums and fair value adjustments [Member]
Long-term Debt	$ 25,701